SUPPLEMENTAL OIL AND GAS DISCLOSURES (UNAUDITED) (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Supplemental Oil And Gas Disclosures
Oil sales	$ 13,897	$ 58,067	$ 13,897	$ 58,067	$ 85,356	$ 14,332
Average price			$ 70.64		$ 94.13	$ 66.36
Average price of West Texas Intermediate oil			$ 90.79		$ 94.13
Recoverable oil price			$ 4,000,000,000.0		$ 4,200,000,000
Cost of production			1,000,000,000.0		1,000,000,000.0
Recoverable oil price net			$ 3,000,000,000.0		$ 3,200,000,000